UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadfin Capital, LLC

Address:  237 Park Avenue
          Ninth Floor
          New York, NY 10017

13F File Number:  028-14251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Kotler
Title:  Managing Member
Phone:  (212) 808-2460


Signature, Place and Date of Signing:


/s/ Kevin Kotler               New York, New York           February 14, 2013
-------------------     ---------------------------      --------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: $404,240
                                        (thousands)


List of Other Included Managers:

Form 13F File Number                Name

(1)      028-14254                  Broadfin Healthcare Master Fund, Ltd.


                                           FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8

                              TITLE                        VALUE       SHRS OR  SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP        (X$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED NONE
--------------               ---------       ------       ---------   -------- ---------  ----------- ---------  -----  ------- ----

ABIOMED INC                   COM             003654100      5,376     400,000  SH          DEFINED        1        400,000
ALERE INC                     COM             01449J105     13,609     735,625  SH          DEFINED        1        735,625
ALKERMES PLC                  SHS             G01767105     30,761   1,660,954  SH          DEFINED        1      1,660,954
ANACOR PHARMACEUTICALS INC    COM             032420101      7,306   1,404,959  SH          DEFINED        1      1,404,959
ANGIODYNAMICS INC             COM             03475V101     23,002   2,092,970  SH          DEFINED        1      2,092,970
ARTHROCARE CORP               COM             043136100      4,400     127,206  SH          DEFINED        1        127,206
ATRICURE INC                  COM             04963C209      4,557     660,441  SH          DEFINED        1        660,441
AUXILIUM PHARMACEUTICALS INC  COM             05334D107      4,635     250,000  SH          DEFINED        1        250,000
BIODELIVERY SCIENCES INTL IN  COM             09060J106      8,047   1,867,000  SH          DEFINED        1      1,867,000
CARDIONET INC                 COM             14159L103        738     323,498  SH          DEFINED        1        323,498
CAS MED SYS INC               COM PAR $0.004  124769209        476     221,494  SH          DEFINED        1        221,494
CEMPRA INC                    COM             15130J109      5,908     923,077  SH          DEFINED        1        923,077
CONCEPTUS INC                 COM             206016107      1,625      77,360  SH          DEFINED        1         77,360
DEPOMED INC                   COM             249908104     10,805   1,745,575  SH          DEFINED        1      1,745,575
DERMA SCIENCES INC            COM PAR $.01    249827502      8,610     775,000  SH          DEFINED        1        775,000
DURECT CORP                   COM             266605104      4,480   4,870,000  SH          DEFINED        1      4,870,000
EMERGENT BIOSOLUTIONS INC     COM             29089Q105      9,181     572,400  SH          DEFINED        1        572,400
FLAMEL TECHNOLOGIES SA        SPONSORED ADR   338488109      7,549   2,491,261  SH          DEFINED        1      2,491,261
HI-TECH PHARMACAL INC         COM             42840B101     16,646     475,864  SH          DEFINED        1        475,864
IMPAX LABORATORIES INC        COM             45256B101     11,287     550,873  SH          DEFINED        1        550,873
INSMED INC                    COM PAR $.01    457669307      1,788     267,240  SH          DEFINED        1        267,240
INTELLIPHARMACEUTICS INTL IN  COM             458173101      4,321   1,728,221  SH          DEFINED        1      1,728,221
LANNET INC                    COM             516012101     12,700   2,560,419  SH          DEFINED        1      2,560,419
MAKO SURGICAL CORP            COM             560879108      6,425     500,000  SH          DEFINED        1        500,000
MASIMO CORP                   COM             574795100      5,270     250,837  SH          DEFINED        1        250,837
MERIT MED SYS INC             COM             589889104     14,426   1,037,820  SH          DEFINED        1      1,037,820
MISONIX INC                   COM             604871103        343      42,604  SH          DEFINED        1         42,604
NATUS MEDICAL INC DEL         COM             639050103     30,043   2,690,992  SH          DEFINED        1      2,690,992
NEKTAR THERAPEUTICS           COM             640268108      3,705     500,000  SH          DEFINED        1        500,000
NOVADAQ TECHNOLOGIES INC      COM             66987G102     15,413   1,745,794  SH          DEFINED        1      1,745,794
NUVASIVE INC                  COM             670704105      4,250     274,876  SH          DEFINED        1        274,876
NXSTAGE MEDICAL INC           COM             67072V103      3,770     335,100  SH          DEFINED        1        335,100
ONCOTHYREON INC               COM             682324108      1,440     750,000  SH          DEFINED        1        750,000
PROGENICS PHARMACEUTICALS IN  COM             743187106     10,882   3,651,666  SH          DEFINED        1      3,651,666
QLT INC                       COM             746927102      6,169     784,893  SH          DEFINED        1        784,893
RIGEL PHARMACEUTICALS INC     COM NEW         766559603     10,896   1,676,232  SH          DEFINED        1      1,676,232
ROCKWELL MED INC              COM             774374102      2,516     312,566  SH          DEFINED        1        312,566
SANTARUS INC                  COM             802817304     22,448   2,044,463  SH          DEFINED        1      2,044,463
SOLTA MED INC                 COM             83438K103      9,268   3,471,036  SH          DEFINED        1      3,471,036
ST JUDE MED INC               COM             790849103      9,603     265,703  SH          DEFINED        1        265,703
SUCAMPO PHARMACEUTICALS INC   CL A            864909106        284      57,912  SH          DEFINED        1         57,912
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209     35,496     950,621  SH          DEFINED        1        950,621
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209      7,468     200,000  SH  CALL    DEFINED        1        200,000
TRIUS THERAPEUTICS INC        COM             89685K100      5,792   1,211,788  SH          DEFINED        1      1,211,788
ZELTIQ AESTHETICS INC         COM             98933Q108        470     101,450  SH          DEFINED        1        101,450

SK 25125 0001 1354500